UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Angelo, Gordon & Co., L.P.
Address:  245 Park Avenue, 26th Floor
          New York, New York 10167

Form 13F File Number:     028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kirk P. Wickman
Title:      General Counsel
Phone:      212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman        New York, New York               August 16, 2010
--------------------       ------------------               ---------------
   [Signature]               [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0
                                                 ----------

Form 13F Information Table Entry Total:                  81
                                                 ----------

Form 13F Information Table Value Total:          $1,274,198
                                                 ----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                  Angelo, Gordon & Co., L.P.
                                                  Form 13F Information Table
                                                 Quarter ended June 30, 2010


                            TITLE OF                   VALUE     SHRS or    SH/  PUT/  INV    OTH   VOTING AUTHORITY
NAME OF ISSUER              CLASS         CUSIP       (x$1000)   PRN AMT    PRN  CALL  DISC.  MGRS  SOLE              SHARED  NONE
--------------------------  ------------  ---------  ---------  ----------  ---  ----  -----  ----  ----------------  ------  ----
                            NOTE
AGCO CORP                   1.750%12/3    001084AL6  $ 12,562   10,000,000  PRN        SOLE               10,000,000
                            NOTE
AMR CORP                    6.250%10/1    001765BC9  $  3,813    4,000,000  PRN        SOLE                4,000,000
                            NOTE
AKAMAI TECHNOLOGIES INC     1.000%12/1    00971TAE1  $ 10,485    4,000,000  PRN        SOLE                4,000,000
                            NOTE
ALCOA INC                   5.250% 3/1    013817AT8  $ 37,761   22,214,000  PRN        SOLE               22,214,000
ALLEGHENY ENERGY INC        COM           017361106  $ 20,680    1,000,000  SH         SOLE                1,000,000
                            NOTE
ALLIANT TECHSYSTEMS INC     2.750% 2/1    018804AH7  $  7,590    8,000,000  PRN        SOLE                8,000,000
ARCELORMITTAL SA            NOTE
LUXEMBOURG                  5.000% 5/1    03938LAK0  $ 15,727   13,500,000  PRN        SOLE               13,500,000
BECKMAN COULTER INC         COM           075811109  $  2,550       42,300  SH         SOLE                   42,300
                            DBCV
BLACKROCK INC               2.625% 2/1    09247XAB7  $ 28,084   19,302,000  PRN        SOLE               19,302,000
                            NOTE
C&D TECHNOLOGIES INC        5.500%11/1    124661AC3  $  7,410    9,500,000  PRN        SOLE                9,500,000
                            NOTE
C&D TECHNOLOGIES INC        5.250%11/0    124661AD1  $ 34,262   48,946,000  PRN        SOLE               48,946,000
CAMERON INTERNATIONAL       NOTE
CORP                        2.500% 6/1    13342BAB1  $  5,013    4,500,000  PRN        SOLE                4,500,000
                            NOTE
CHEMED CORP NEW             1.875% 5/1    16359RAC7  $  7,668    8,350,000  PRN        SOLE                8,350,000
                            NOTE
CHESAPEAKE ENERGY CORP      2.500% 5/1    165167BZ9  $  6,984    9,000,000  PRN        SOLE                9,000,000
                            NOTE
CHESAPEAKE ENERGY CORP      2.500% 5/1    165167CA3  $ 12,029   15,502,000  PRN        SOLE               15,502,000
                            NOTE
CONTINENTAL AIRLS INC       4.500% 1/1    210795PU8  $ 27,222   21,100,000  PRN        SOLE               21,100,000
CYBERSOURCE CORP            COM           23251J106  $  5,106      200,000  SH         SOLE                  200,000
GASTAR EXPL LTD             COM NEW       367299203  $     71       19,673  SH         SOLE                   19,673
CYCLACEL PHARMACEUTICALS    PFD CONV
INC                         EX 6%         23254L207  $    725      196,000  SH         SOLE                  196,000
                            NOTE
DRYSHIPS INC.               5.000%12/0    262498AB4  $ 19,909   27,000,000  PRN        SOLE               27,000,000
                            NOTE
EQUINIX INC                 4.750% 6/1    29444UAH9  $ 19,184   16,250,000  PRN        SOLE               16,250,000
                            NOTE
FORD MTR CO DEL             4.250%11/1    345370CN8  $ 40,528   32,500,000  PRN        SOLE               32,500,000
                            SDCV
GREATBATCH INC              2.250% 6/1    39153LAB2  $ 11,316   12,595,000  PRN        SOLE               12,595,000
HARVEST NATURAL             NOTE
RESOURCES IN                8.250% 3/0    41754VAA1  $  7,258    5,000,000  PRN        SOLE                5,000,000
                            NOTE
HERTZ GLOBAL HOLDINGS INC   5.250% 6/0    42805TAA3  $ 36,645   27,500,000  PRN        SOLE               27,500,000
                            NOTE
HORIZON LINES INC           4.250% 8/1    44044KAB7  $ 36,873   44,830,000  PRN        SOLE               44,830,000
INGERSOLL-RAND GLOBAL       NOTE
HLDG C                      4.500% 4/1    45687AAD4  $ 17,009    8,650,000  PRN        SOLE                8,650,000
INTERNATIONAL BUSINESS
MACHS                       COM           459200101  $ 12,348      100,000  SH         SOLE                  100,000
INVERNESS MED INNOVATIONS   PFD CONV
IN                          SER B         46126P304  $  5,094       25,463  SH         SOLE                   25,463
                            NOTE
INVITROGEN CORP             2.000% 8/0    46185RAJ9  $ 65,632   47,408,000  PRN        SOLE               47,408,000
IRIDIUM COMMUNICATIONS
INC                         COM           46269C102  $    186       18,564  SH         SOLE                   18,564
                            DBCV
JETBLUE AIRWAYS CORP        5.500%10/1    477143AD3  $  8,354    6,000,000  PRN        SOLE                6,000,000
                            DBCV
JETBLUE AIRWAYS CORP        6.750%10/1    477143AF8  $ 13,520    9,890,000  PRN        SOLE                9,890,000
                            DBCV
JETBLUE AIRWAYS CORP        6.750%10/1    477143AG6  $ 10,737    7,621,000  PRN        SOLE                7,621,000
                            DBCV
LINCARE HLDGS INC           2.750%11/0    532791AE0  $ 15,487   13,000,000  PRN        SOLE               13,000,000
                            DBCV
LUCENT TECHNOLOGIES INC     2.875% 6/1    549463AH0  $  3,360    4,000,000  PRN        SOLE                4,000,000
                            NOTE
MACROVISION CORP            2.625% 8/1    555904AB7  $  8,303    6,000,000  PRN        SOLE                6,000,000
                            PFD
MCMORAN EXPLORATION CO      MAND CNV      582411500  $ 24,059      280,500  SH         SOLE                  280,500
                            SDCV
MICROCHIP TECHNOLOGY INC    2.125%12/1    595017AB0  $ 14,545   15,000,000  PRN        SOLE               15,000,000
                            NOTE
MICRON TECHNOLOGY INC       1.875% 6/0    595112AH6  $ 15,848   18,000,000  PRN        SOLE               18,000,000
                            NOTE
MICRON TECHNOLOGY INC       4.250%10/1    595112AJ2  $  8,057    4,500,000  PRN        SOLE                4,500,000
MYLAN INC                   PFD CONV      628530206  $ 44,618       42,250  SH         SOLE                   42,250
                            NOTE
MYLAN INC                   3.750% 9/1    628530AJ6  $ 10,678    7,500,000  PRN        SOLE                7,500,000
                            NOTE
NII HLDGS INC               3.125% 6/1    62913FAJ1  $ 21,263   22,500,000  PRN        SOLE               22,500,000
                            NOTE
NETAPP INC                  1.750% 6/0    64110DAB0  $ 16,054   12,500,000  PRN        SOLE               12,500,000
                            NOTE
NEWELL RUBBERMAID INC       5.500% 3/1    651229AH9  $ 65,689   36,000,000  PRN        SOLE               36,000,000
                            NOTE
PHH CORP                    4.000% 4/1    693320AH6  $  8,675    8,000,000  PRN        SOLE                8,000,000
                            NOTE
PMI GROUP INC               4.500% 4/1    69344MAK7  $  3,863    5,650,000  PRN        SOLE                5,650,000
POWERWAVE TECHNOLOGIES      NOTE
INC                         1.875%11/1    739363AG4  $  5,014    4,868,000  PRN        SOLE                4,868,000
                            NOTE
PROTEIN DESIGN LABS INC     2.000% 2/1    74369LAF0  $ 13,630   14,500,000  PRN        SOLE               14,500,000
PSYCHIATRIC SOLUTIONS INC   COM           74439H108  $  4,090      125,000  SH         SOLE                  125,000
                            NOTE
SCHEIN HENRY INC            3.000% 8/1    806407AB8  $ 23,156   19,500,000  PRN        SOLE               19,500,000
SMITH INTL INC              COM           832110100  $  6,589      175,000  SH         SOLE                  175,000
                            NOTE
STEEL DYNAMICS INC          5.125% 6/1    858119AP5  $  3,488    3,245,000  PRN        SOLE                3,245,000
                            NOTE
STERLITE INDS INDIA LTD     4.000%10/3    859737AB4  $  2,183    2,360,000  PRN        SOLE                2,360,000
SYBASE INC                  COM           871130100  $ 38,796      600,000  SH         SOLE                  600,000
                            NOTE
SYMANTEC CORP               0.750% 6/1    871503AD0  $  9,903   10,000,000  PRN        SOLE               10,000,000
                            UNIT
SYNOVUS FINL CORP           99/99/9999    87161C204  $ 20,140      835,000  SH         SOLE                  835,000
                            NOTE
TERADYNE INC                4.500% 3/1    880770AE2  $ 14,561    7,650,000  PRN        SOLE                7,650,000
TEVA PHARMACEUTICAL INDS
LTD                         ADR           881624209  $  3,696       71,100  SH         SOLE                   71,100
                            NOTE
TEXTRON INC                 4.500% 5/0    883203BN0  $ 43,518   29,900,000  PRN        SOLE               29,900,000
THERMADYNE HLDGS CORP       COM PAR
NEW                         $0.01         883435307  $ 48,608    4,496,555  SH         SOLE                4,496,555
                            NOTE
TRIUMPH GROUP INC NEW       2.625%10/0    896818AB7  $  5,846    4,500,000  PRN        SOLE                4,500,000
                            NOTE
UAL CORP                    6.000%10/1    902549AJ3  $ 22,341    9,000,000  PRN        SOLE                9,000,000
                            NOTE
UNITED RENTALS INC          4.000%11/1    911363AL3  $  2,657    2,500,000  PRN        SOLE                2,500,000
                            NOTE
UNITED STATES STL CORP NEW  4.000% 5/1    912909AE8  $ 57,164   41,000,000  PRN        SOLE               41,000,000
UNITED THERAPEUTICS CORP    NOTE
DEL                         0.500%10/1    91307CAD4  $ 19,253   14,500,000  PRN        SOLE               14,500,000
                            SDCV
VERISIGN INC                3.250% 8/1    92343EAD4  $ 13,463   15,000,000  PRN        SOLE               15,000,000



                                                     VALUE      SHRS or     SH/  PUT/  INV    OTH   VOTING AUTHORITY
                            TITLE OF
NAME OF ISSUER              CLASS         CUSIP       (x$1000)  PRN AMT     PRN  CALL  DISC.  MGRS  SOLE              SHARED  NONE
--------------------------  ------------  ---------  ---------  ----------  ---  ----  -----  ----  ----------------  ------  ----
WEST PHARMACEUTICAL         SDCV
SVSC INC                    4.000% 3/1    955306AA3  $ 11,467   14,200,000  PRN        SOLE               14,200,000
                            NOTE
WESTERN REFNG INC           5.750% 6/1    959319AC8  $ 15,084   20,076,000  PRN        SOLE               20,076,000
                            PERP
WHITING PETE CORP NEW       PFD CONV      966387201  $ 33,896      177,700  SH         SOLE                  177,700
                            NOTE
WRIGHT MED GROUP INC        2.625%12/0    98235TAA5  $  3,015    3,500,000  PRN        SOLE                3,500,000
                            NOTE
WYNDHAM WORLDWIDE CORP      3.500% 5/0    98310WAC2  $ 26,088   16,000,000  PRN        SOLE               16,000,000
                            *W EXP
ZIONS BANCORPORATION        05/22/202     989701115  $  1,400      200,000  SH         SOLE                  200,000
CINEDIGM DIGITAL CINEMA
CORP                        COM           172407108  $  2,324    1,787,377  SH         SOLE                1,787,377
ITURAN LOCATION AND
CONTROL                     SHS           M6158M104  $    254       16,197  SH         SOLE                   16,197
                            SPONS
CONTINENTAL AIRLS INC       CL B          210795308  $  2,860      130,000  SH   Call  SOLE                  130,000
MARINER ENERGY INC          COM           56845T305  $  3,954      184,100  SH   Call  SOLE                  184,100
SLM CORP                    COM           78442P106  $  2,078      200,000  SH   Call  SOLE                  200,000
SMITH INTL INC              COM           832110100  $  2,157       57,300  SH   Call  SOLE                   57,300
WUXI PHARMATECH CAYMAN      SPONS
INC                         ADR SHS       929352102  $    691       43,300  SH   Call  SOLE                   43,300

                                          Total      $1,274,198